Summary of Significant Accounting Policies (Details) - Schedule of expiration of the warrants $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of private placement warrants (in Dollars) | $	$ 9,666,667
Exercise price (in Dollars per share)	$ 11.5
Share price (in Dollars per share)	$ 8.02
Expiration term (in years)	4 years 7 months 28 days
Volatility	44.80%
Risk-free Rate	1.22%
Minimum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Dividend yield	0.00%
Maximum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Dividend yield	5.00%